Business Combinations	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Business Combinations
Business Combination

On July 17, 2014 the Company entered into a definitive license and supply agreement with MonoSol Rx, LLC (MonoSol) for the U.S. commercial rights to Zuplenz® (ondansetron) Oral Soluble Film (Zuplenz), an FDA approved product. The transaction was accounted for as a business combination under the acquisition method of accounting based on Accounting Standards Codification 805, "Business Combinations." Accordingly, the assets acquired and liabilities assumed were recorded at fair value. As of the issuance date of the condensed consolidated financial statements for the year ended December 31, 2014, the Company had not finalized the valuation of the acquired assets and liabilities for the transaction.

The following table summarizes the purchase price consideration and allocation of purchase price:

Total Acquisition Date Fair Value
Purchase price consideration:
Cash and cash equivalents	$3,056
Common stock	2,482
Liabilities assumed:
Future milestone payments	740
Credit memos for expiring channel inventory	1,995
Total consideration	$8,273

Asset acquired:
Zuplenz rights	$8,101
Goodwill	172
Fair value of assets acquired	$8,273